Quarterly Holdings Report
for
Fidelity Freedom® 2035 Fund
June 30, 2023
F35-NPRT1-0823
1.818371.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $40,080,367)	40,230,000	40,095,464

Domestic Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	34,799,206	360,867,765
Fidelity Series Blue Chip Growth Fund (c)	71,804,076	1,002,384,904
Fidelity Series Commodity Strategy Fund (c)	1,922,080	186,057,347
Fidelity Series Growth Company Fund (c)	102,320,917	1,868,379,947
Fidelity Series Intrinsic Opportunities Fund (c)	29,912,312	368,220,561
Fidelity Series Large Cap Stock Fund (c)	92,165,805	1,741,933,715
Fidelity Series Large Cap Value Index Fund (c)	37,636,306	544,597,349
Fidelity Series Opportunistic Insights Fund (c)	64,663,730	1,110,276,251
Fidelity Series Small Cap Core Fund (c)	304,451	3,126,713
Fidelity Series Small Cap Discovery Fund (c)	14,537,145	157,437,283
Fidelity Series Small Cap Opportunities Fund (c)	40,834,395	525,947,004
Fidelity Series Stock Selector Large Cap Value Fund (c)	96,612,476	1,215,384,947
Fidelity Series Value Discovery Fund (c)	73,358,652	1,087,175,227
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,824,285,083)		10,171,789,013

International Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	43,009,762	613,319,206
Fidelity Series Emerging Markets Fund (c)	52,137,935	433,266,239
Fidelity Series Emerging Markets Opportunities Fund (c)	153,387,355	2,599,915,663
Fidelity Series International Growth Fund (c)	98,910,395	1,625,097,796
Fidelity Series International Small Cap Fund (c)	26,896,617	436,532,095
Fidelity Series International Value Fund (c)	146,856,901	1,624,237,323
Fidelity Series Overseas Fund (c)	129,644,244	1,625,738,819
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,691,976,770)		8,958,107,141

Bond Funds - 24.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,765,849	21,850,211
Fidelity Series Emerging Markets Debt Fund (c)	17,083,316	126,416,537
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	4,603,727	43,275,036
Fidelity Series Floating Rate High Income Fund (c)	2,164,202	19,391,253
Fidelity Series High Income Fund (c)	16,102,046	131,875,759
Fidelity Series International Credit Fund (c)	1,265,961	9,760,562
Fidelity Series International Developed Markets Bond Index Fund (c)	81,877,875	702,512,171
Fidelity Series Investment Grade Bond Fund (c)	362,506,603	3,606,940,699
Fidelity Series Long-Term Treasury Bond Index Fund (c)	242,761,995	1,461,427,212
Fidelity Series Real Estate Income Fund (c)	3,695,976	35,407,447
TOTAL BOND FUNDS (Cost $7,122,642,211)		6,158,856,887

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	31,659,224	31,665,556
Fidelity Series Government Money Market Fund 5.17% (c)(e)	295,623,540	295,623,540
Fidelity Series Short-Term Credit Fund (c)	94,081	904,120
TOTAL SHORT-TERM FUNDS (Cost $328,188,905)		328,193,216

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,007,173,336)	25,657,041,721
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,722,047)
NET ASSETS - 100.0%	25,652,319,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
Chicago Board of Trade	5,098	Sep 2023	572,330,156	(9,723,419)	(9,723,419)
Chicago Board of Trade	5,811	Sep 2023	622,321,781	(9,385,287)	(9,385,287)

TOTAL PURCHASED					(19,108,706)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	837	Sep 2023	187,833,263	(4,785,818)	(4,785,818)
ICE MSCI EAFE Index Contracts (United States)	1,252	Sep 2023	134,934,300	(1,001,375)	(1,001,375)
ICE MSCI Emerging Markets Index Contracts (United States)	4,511	Sep 2023	225,076,345	2,116,478	2,116,478

TOTAL SOLD					(3,670,715)

TOTAL FUTURES CONTRACTS					(22,779,421)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,635,783.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	43,794,696	175,475,323	187,604,463	552,586	-	-	31,665,556	0.1%
Total	43,794,696	175,475,323	187,604,463	552,586	-	-	31,665,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,672,904	194,312	537,529	3,308	(59,697)	(419,779)	21,850,211
Fidelity Series All-Sector Equity Fund	356,801,700	2,559,426	32,352,073	-	(3,112,355)	36,971,067	360,867,765
Fidelity Series Blue Chip Growth Fund	981,689,947	10,063,271	144,739,596	-	9,586,491	145,784,791	1,002,384,904
Fidelity Series Canada Fund	602,262,413	18,147,408	30,450,836	-	3,436,450	19,923,771	613,319,206
Fidelity Series Commodity Strategy Fund	173,288,143	20,310,923	3,279,941	-	(512,702)	(3,749,076)	186,057,347
Fidelity Series Emerging Markets Debt Fund	124,927,161	3,481,638	2,821,962	1,886,729	6,667	823,033	126,416,537
Fidelity Series Emerging Markets Debt Local Currency Fund	42,641,714	324,711	936,676	-	(58,615)	1,303,902	43,275,036
Fidelity Series Emerging Markets Fund	367,776,152	58,594,235	1,623,801	-	116,960	8,402,693	433,266,239
Fidelity Series Emerging Markets Opportunities Fund	2,594,951,437	-	69,151,814	-	(14,810,736)	88,926,776	2,599,915,663
Fidelity Series Floating Rate High Income Fund	19,105,684	620,626	526,894	429,620	989	190,848	19,391,253
Fidelity Series Government Money Market Fund 5.17%	257,302,128	73,329,846	35,008,434	3,218,713	-	-	295,623,540
Fidelity Series Growth Company Fund	1,830,928,003	13,200,818	241,202,232	-	(38,518,297)	303,971,655	1,868,379,947
Fidelity Series High Income Fund	125,581,583	8,457,420	2,347,898	1,909,104	(14,996)	199,650	131,875,759
Fidelity Series International Credit Fund	9,813,024	74,417	37,970	74,418	(49)	(88,860)	9,760,562
Fidelity Series International Developed Markets Bond Index Fund	649,238,229	73,666,022	12,169,966	9,116,775	(119,186)	(8,102,928)	702,512,171
Fidelity Series International Growth Fund	1,591,415,433	18,155,342	48,322,261	-	4,423,861	59,425,421	1,625,097,796
Fidelity Series International Small Cap Fund	436,798,025	3,333,240	9,587,606	-	(157,823)	6,146,259	436,532,095
Fidelity Series International Value Fund	1,584,880,465	38,346,841	65,690,100	-	3,323,425	63,376,692	1,624,237,323
Fidelity Series Intrinsic Opportunities Fund	367,219,367	6,514,664	21,004,827	-	1,388,474	14,102,883	368,220,561
Fidelity Series Investment Grade Bond Fund	3,349,391,106	367,245,005	61,115,564	33,594,194	(703,681)	(47,876,167)	3,606,940,699
Fidelity Series Large Cap Stock Fund	1,719,103,667	12,407,595	108,680,702	-	11,723,621	107,379,534	1,741,933,715
Fidelity Series Large Cap Value Index Fund	538,887,400	12,726,734	29,394,913	-	945,031	21,433,097	544,597,349
Fidelity Series Long-Term Treasury Bond Index Fund	1,436,753,556	94,132,456	25,084,599	10,679,809	(176,099)	(44,198,102)	1,461,427,212
Fidelity Series Opportunistic Insights Fund	1,091,160,624	7,879,540	95,322,201	-	(14,854,909)	121,413,197	1,110,276,251
Fidelity Series Overseas Fund	1,589,841,661	15,789,275	51,049,149	-	1,503,703	69,653,329	1,625,738,819
Fidelity Series Real Estate Income Fund	42,623,869	996,510	8,525,159	659,539	(979,935)	1,292,162	35,407,447
Fidelity Series Short-Term Credit Fund	862,326	49,190	3,503	6,087	76	(3,969)	904,120
Fidelity Series Small Cap Core Fund	-	3,033,827	49,570	1,833	(580)	143,036	3,126,713
Fidelity Series Small Cap Discovery Fund	157,185,526	5,727,645	11,969,207	348,427	355,306	6,138,013	157,437,283
Fidelity Series Small Cap Opportunities Fund	527,582,908	8,342,970	37,373,505	-	(2,335,306)	29,729,937	525,947,004
Fidelity Series Stock Selector Large Cap Value Fund	1,200,468,605	22,966,278	62,201,496	-	2,390,621	51,760,939	1,215,384,947
Fidelity Series Value Discovery Fund	1,071,220,486	28,770,671	44,714,056	-	364,031	31,534,095	1,087,175,227
	24,864,375,246	929,442,856	1,257,276,040	61,928,556	(36,849,260)	1,085,587,899	25,585,280,701

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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